Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory
The breakdown of right-of-use assets is as follows:

	Building lease	Office and laboratory equipment	Total

	$ in thousands
Net book value as of January 1, 2021	62,424	11,421	73,845

Additions to right-of-use assets	(139)	6,336	6,197
Depreciation expense	(5,721)	(3,300)	(9,021)
Translation adjustments	(1,367)	(231)	(1,598)

Net book value as of December 31, 2021	55,197	14,226	69,423

Gross value at end of period	69,782	19,696	89,478
Accumulated depreciation at end of period	(14,586)	(5,470)	(20,056)
Net book value as of January 1, 2022	55,197	14,226	69,423

Additions to right-of-use assets	396	310	706
Disposals of right-of-use assets	(2,988)	(459)	(3,447)
Depreciation expense	(4,766)	(3,280)	(8,046)
Translation adjustments	(915)	(183)	(1,099)
Assets held for sale (Note 4)	(13,257)	(6)	(13,263)

Net book value as of December 31, 2022	33,666	10,609	44,275

Gross value at end of period	49,421	17,742	67,163
Accumulated depreciation at end of period	(15,755)	(7,133)	(22,889)